DEBT - Long-term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 30, 2017	Dec. 31, 2016	Nov. 03, 2014	Nov. 02, 2014	Dec. 17, 2012
Debt
Total	$ 146,180	$ 111,896
Less current portion	(1,329)	(2,634)
Less debt issuance costs	(177)	(203)
Long-term portion	144,674	109,059
Foreign Affiliate Debt
Debt
Total	2,058	3,336
Senior Notes | Series 2012 Senior Notes Tranche A
Debt
Total	$ 35,000	35,000
Interest rate (in hundredths)	3.89%				3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt
Total	$ 40,000	40,000
Interest rate (in hundredths)	3.98%				3.98%
Revolving Credit Facility
Debt
Total	$ 59,422	$ 23,860
Maximum borrowing capacity	$ 295,000		$ 295,000	$ 265,000
Interest rate at period end (in hundredths)	2.41%	1.67%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt
Total	$ 3,300	$ 3,300
Interest rate at period end (in hundredths)		0.52%
Corporate Debt Securities | Series 2000 Industrial Development Revenue Bonds
Debt
Total	$ 2,700	$ 2,700
Interest rate at period end (in hundredths)	1.14%	0.59%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt
Total	$ 3,700	$ 3,700
Interest rate at period end (in hundredths)	1.13%	0.57%